VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

September 1, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:       Voya Investors Trust

(File Nos. 033-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 25, 2020, to the Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Prospectus, dated May 1, 2020, for Voya Large Cap Value Portfolio.

The purpose of the filing is to submit the 497(e) filing dated August 25, 2020 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli

________________________________________

Paul Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP